Salaries and social charges	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Salaries and social charges
14.	Salaries and social charges

	2019	2018
Profit sharing	50,473	20,653
Salaries payable	8,045	4,378
Social charges	9,416	8,421
Payroll accruals	27,503	14,601
Payroll taxes (LTIP)	7,323	23,816
Other	4,052	2,067

	106,812	73,936